Average Annual Total Returns - Retail Class - Transamerica Small Cap Growth	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	24.42%	15.33%	12.97%	Aug. 31, 2012	22.00%	10.14%	9.38%	16.13%	10.75%	9.53%	29.85%	15.74%	12.92%	Aug. 31, 2012	32.17%	16.91%	14.03%	Aug. 31, 2012	32.29%		17.07%	Jul. 25, 2016	34.63%	16.36%	15.44%